Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Number of Shares
Beginning Balance	77	64	43
Granted	141	77	64
Vested	(77)	(64)	(43)
Forfeited	0	0	0
Ending Balance	141	77	64
Weighted Average Grant Date Fair Value
Beginning Balance	$ 10.95	$ 13.04	$ 22.24
Granted	7.10	10.95	13.04
Vested	10.95	13.04	22.24
Forfeited	0.00	0.00	0.00
Ending Balance	$ 7.10	$ 10.95	$ 13.04